Provisions for Sundry Creditors - Summary of Provisions for Sundry Creditors and Others (Detail) - MXN ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023
Disclosure of other provisions [abstract]
Provision for plugging of wells (Note 13)	$ 75,188,303		$ 61,117,106
Provision for trails in process (Note 19)	13,209,002		12,436,092
Provision for environmental costs	7,842,051		9,757,356
Provisions	$ 96,239,356	$ 83,310,554	$ 83,310,554